Income Tax (Details) - Schedule of net deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset (liability)
Non-capital losses carry forward	$ 24,139	$ 18,436
Capital losses carryforward	98	98
Other	3,765	1,697
Property, plant and equipment	595	279
Intangibles	581	441
Deferred tax assets	29,178	20,951
Valuation allowance	(28,513)	(20,525)
Intangible assets	(6,650)	(5,700)
Other	(665)	(426)
Net deferred tax liability	$ (6,650)	$ (5,700)